Stock-Based Compensation - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended		12 Months Ended			180 Months Ended	183 Months Ended		0 Months Ended		1 Months Ended			12 Months Ended										12 Months Ended
	Nov. 16, 2012	Sep. 13, 2013	Aug. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013	Sep. 30, 2013	Jun. 30, 2013 Exercisable Warrants Expiring at Various Dates through 2017	Apr. 08, 2013 Warrant Exchange Agreements	Aug. 08, 2012 Warrant Exchange Agreements	Jun. 24, 2013 Warrant Exchange Agreements	Jun. 24, 2013 Warrant Exchange Agreements Subsequently Reset	Apr. 08, 2013 Warrant Exchange Agreements Subsequently Reset	Jun. 30, 2011 Long Term Incentive Plan	Jan. 01, 2013 2008 Incentive Compensation Plan	Jan. 01, 2012 2008 Incentive Compensation Plan	Mar. 11, 2011 2008 Incentive Compensation Plan	May 25, 2010 2008 Incentive Compensation Plan	Feb. 19, 2009 2008 Incentive Compensation Plan	Dec. 31, 2008 2008 Incentive Compensation Plan	Mar. 08, 2013 2008 Incentive Compensation Plan Amendment	Jan. 04, 2012 2008 Incentive Compensation Plan Amendment	Jun. 08, 2010 2008 Incentive Compensation Plan Amendment	Jun. 30, 2013 2008 Incentive Compensation Plan Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option outstanding intrinsic value				$ 0		$ 0			$ 0	$ 0
Option outstanding weighted average remaining term				7 years 10 months 24 days		7 years 7 months 6 days
Exercisable aggregate intrinsic value				0		0			0	0
Weighted average option exercisable remaining life				7 years 1 month 6 days		7 years 1 month 6 days
Shares available for future stock option grant				811		4,630,353			4,630,353	811
Stock based compensation expense				124,466	153,562	724,693	766,004	750,366	12,830,646	12,955,112
Stock based compensation expense related to stock options, not yet recognized, period of recognition				47 years 6 months
Options issued	37,050	46,780
Aggregate Black-Scholes value	489,060	201,154
Probability to achieve employee target goals				41.00%		55.00%
Common stock reserved for issuance																		8,658	22,103	230,050	111,372		51,372
Number of shares available for issuance, Percentage						15.00%
Annual Increase In Aggregate Number Of Shares Reserved For Future Issuance																											70,000
Registration of common stock under Stock Incentive Plan with SEC																						61,372		8,658	22,103	50,000
Exercisable warrants, weighted-average exercise price						35.00			35.00		36.00	12.00	35.00	12.00	3.00	3.00
Number of warrants exchanged						396,875						300,000	172,625	300,000
Exchanged shares of common stock												300,000	69,022	300,000
Recognized share-based compensation expense																	93,500
Unrecognized compensation expense				762,000													374,000
Issuance Of Additional Options		26,500
Options Aggregated During Period		108,650
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeited Percentage			75.00%
Increase (Decrease) in other operating liabilities total				$ 9,100